DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DEFERRED REVENUE

Changes in deferred revenue for the year ended December 31, 2023 were as follows:

Deferred revenue as of December 31, 2022	$933,361
Amounts deferred during the year	3,695,476
Revenue recognized from amounts included in the deferred revenue beginning balance	(933,361)
Revenue from current year sales	(1,915,682)
Deferred revenue as of December 31, 2023	$1,779,794